Earnings per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per Share
24.	Earnings per Share

The profit or loss for the year and the weighted average number of shares used in the calculation of earnings per share are as follows:

	(In millions of yen, except number of shares)
	2016	2017	2018
Profit/(loss) for the year attributable to the shareholders of the Company from continuing operations	8,745	8,091	(4,094)
(Loss)/profit for the year attributable to the shareholders of the Company from discontinued operations	(1,982)	(13)	376

Total profit/(loss) for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	6,763	8,078	(3,718)

Weighted average number of total common shares and class A shares	194,083,995	221,405,391	239,761,603
Weighted average number of total treasury shares	—	(459,843)	(1,686,797)

Weighted average number of common and class A shares for basic earnings per share(1)	194,083,995	220,945,548	238,074,806

Effect of dilution:
Stock options	20,790,013	16,559,789	—
Employee Stock Ownership Plan (J-ESOP)	—	47,369	—
Convertible bonds with stock acquisition rights	—	—	—

Weighted average number of total common and class A shares adjusted for the effect of dilution	214,874,008	237,552,706	238,074,806

(1)

Through the amendment of its articles of incorporation on June 15, 2015, the Company introduced a dual class structure of common shares and class A shares and converted all outstanding common shares into class A shares; therefore, the weighted average number of shares for the year ended December 31, 2016 includes the average number of common shares and class A shares for the year ended December 31, 2016. Additionally, through an amendment of its article of incorporation effective as of March 31, 2016, the Company terminated its dual class structure of commons shares and class A shares and converted all class A shares into common shares.

In calculating diluted earnings per share, share options outstanding and other potential shares are taken into account where their impact is dilutive.

Potential common shares used in the calculation of diluted earnings per share for the year ended December 31, 2016, included options representing 22,911,500 shares which were outstanding as of December 31, 2016 as they had a dilutive impact.

Potential common shares used in the calculation of diluted earnings per share for the year ended December 31, 2017, included options and Employee Stock Ownership Plan (J-ESOP), representing 5,828,302 shares which were outstanding as of December 31, 2017 as they had dilutive impact on profit per share from continuing operations.

Potential common shares that were excluded from the calculation of diluted earnings per share for the year ended December 31, 2018, included options, Employee Stock Ownership Plan (J-ESOP) and convertible bonds with stock acquisition rights, representing 23,902,127 shares which were outstanding as of December 31, 2018 as they had anti-dilutive impact on earnings per share from continuing operations.

Moreover, the Company has issued 1,007,810 and 1,172,332 of new common shares through a third-party allotment in accordance with the introduction of the Employee Stock Ownership Plan (J-ESOP) on July 18, 2017 and April 25, 2018.